Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 22, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr. 22, 2016
Document Effective Date	Apr. 27, 2016
Prospectus Date	Apr. 27, 2016
Pzena Small Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVSX
Pzena Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZISX